OPTIONS AND WARRANTS (Details) - Schedule of Share-based Compensation, Stock Options, Activity - USD ($)		3 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Share-based Compensation, Stock Options, Activity [Abstract]
Options Outstanding, Shares	7,780,190	7,780,190	7,780,190	5,990,190	2,990,977
Options Outstanding, Weighted-Average Exercise Price	$ 2.30	$ 2.30	$ 2.30	$ 2.25	$ 2.05
Options Outstanding, Weighted-Average Remaining Contractual Term	6 years 73 days	6 years 73 days	6 years 146 days	6 years 255 days	6 years 7 days
Options Outstanding, Aggregate Intrinsic Value	$ 0	$ 0	$ 0	$ 3,267,692	$ 0
Exercisable at December 31, 2015	5,971,951	5,971,951	5,613,501	3,799,559
Exercisable at December 31, 2015	$ 2.35	$ 2.35	$ 2.35
Exercisable at December 31, 2015	5 years 255 days		5 years 292 days
Exercisable at December 31, 2015	$ 0	$ 0	$ 0
Options Granted, Shares			1,800,000	3,478,498
Options Granted, Weighted-Average Exercise Price			$ 2.70	$ 2.39
Options Granted, Weighted-Average Remaining Contractual Term			8 years 328 days	8 years 36 days
Options Exercised, Shares			(10,000)	0
Options Exercised, Weighted-Average Exercise Price			$ 2.09	$ 0
Options Canceled, Shares			0	(479,285)
Options Canceled, Weighted-Average Exercise Price			$ 0	$ (2.00)